Consolidated Statements of Cash Flows (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Statement of Cash Flows [Abstract]
Acquisition of subsidiaries, cash acquired	¥ 185,106	¥ 41,413	¥ 164
Disposal of a subsidiary, net cash disposed		¥ 6,192